Intangible Assets - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Annual discount rate	8.70%	8.00%
Impairment loss recognized in goodwill	$ 0	$ 0	$ 0